Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

17.Segment reporting

The Group’s CODM is its CEO, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The Group manages its operations and allocates resources as a single operating segment.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues	—	—	1,598
Less:
Cost of revenues (1)	—	—	(455)
Sales and marketing expenses (1)	(51)	(1)	(539)
General and administrative expenses (1)	(575)	(293)	(1,438)
Research and development expenses (1)	—	—	(492)
Share-based compensation reversal/(expenses)	972	—	(14)
Interest expenses, net	(631)	(14)	(52)
Other segment items (2)	(5,421)	(10)	650
Net loss from continuing operations	(5,706)	(318)	(742)

(1) Exclusive of share-based compensation expenses.

(2) Other segment items included loss from disposal of subsidiaries, other expense/(income) and income tax expense.